SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.SHARE-BASED COMPENSATION

In September 2000, the Company adopted a share option plan (“2000 Option Plan”), which provided for the issuance of up to 4,010,666 common shares. The total number of common shares reserved under the 2000 Option Plan was increased to 5,530,578 in February 2004 and to 7,530,578 in July 2006. The 2000 Option Plan expired in 2010 and issuances from this plan ceased in 2009.

In April 2009, the Company adopted a share option plan (“2009 Option Plan”), which provided for the issuance of up to 5,000,000 common shares. The total number of common shares reserved under the 2009 Option Plan was increased to 10,000,000 in December 2011. Issuances from this plan ceased in 2015.

In November 2015, the Company adopted a share incentive plan (“2015 Plan”). Under the 2015 Plan, share-based awards such as share options, restricted shares, restricted share units, dividend equivalent rights, share appreciation rights and share payments may be granted. The 2015 Plan has a term of ten years. The maximum aggregate number of common shares which may be issued pursuant to all share-based awards under the 2015 Plan is (i) 10,000,000, and (ii) an automatic increase on January 1, 2019, January 1, 2022 and January 1, 2025 by that number of common shares representing 5% of the then total issued and outstanding common shares of the Company on an as-converted fully diluted basis as of December 31 of the respective preceding year.

Under the share option and incentive plans, the directors may, at their discretion, grant share-based awards to any senior executives, directors, employees or consultants of the Group. As of December 31, 2016, the only share-based awards that have been granted under the plans are share options to purchase the Company’s common shares. The share options are granted at the fair market value of the common shares at the date of grant, vest over a period of four years and expire six years from the date of grant.

The following table summarizes the Company’s share option activity for the year ended December 31, 2016:

	Number of shares	Weighted average exercise price		Weighted average remaining contractual life (years)	Aggregate intrinsic value (thousands)
Outstanding at January 1, 2016	6,089,905	US$	28.19

Granted	1,157,400	US$	34.27
Exercised	(1,117,754)	US$	21.54
Forfeited	(334,720)	US$	29.86

Outstanding at December 31, 2016	5,794,831	US$	30.58	3.36	US$	19,272

Vested and expected to vest at December 31, 2016	5,561,729	US$	30.50	3.29	US$	18,926

Exercisable at December 31, 2016	3,299,485	US$	29.05	2.26	US$	15,696

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2016 and the exercise price for in-the-money options.

The total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was RMB102,575, RMB92,723 and RMB83,976 (US$12,095), respectively.

As of December 31, 2016, there was RMB179,622 (US$25,871) of unrecognized share-based compensation cost related to non-vested share options. That deferred cost is expected to be recognized over a weighted average vesting period of 2.73 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation related to these awards may be different from the expectation. For the year ended December 31, 2016, total cash received from the exercise of share options amounted to RMB160,493 (US$23,116).

A summary of non-vested share option activity for the year ended December 31, 2016 is presented below:

	Number of shares	Weighted average grant-date fair value (per share)
Non-vested at January 1, 2016	2,708,243	US$	11.02

Granted	1,157,400	US$	9.63
Vested	(1,035,577)	US$	11.01
Forfeited	(334,720)	US$	11.09

Non-vested at December 31, 2016	2,495,346	US$	10.37

Expected to vest at December 31, 2016	2,262,244	US$	10.37

There were no capitalized share-based compensation costs for the years ended December 31, 2014, 2015 and 2016. Share-based compensation expense with respect to the share option plans recognized during the years ended December 31, 2014, 2015 and 2016, totaled RMB81,380, RMB85,945 and RMB86,070 (US$12,397), respectively. The total fair value of share options vested during the years ended December 31, 2014, 2015 and 2016 was RMB82,267, RMB84,594 and RMB79,139 (US$11,398), respectively.